CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income	$ 7,411	$ 7,830
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,878	3,273
Accrued severance pay, net	(117)	(5)
Stock-based compensation expenses	185	297
Gain on sale of subsidiary's operation	0	(67)
Decrease (increase) in trade receivables, net	(994)	1,156
Decrease (increase) in other long term and short term accounts receivable and prepaid expenses	(71)	1,159
Increase in trade payables	(470)	391
decrease in accrued expenses and other accounts payable	(2,069)	(2,532)
Increase in deferred revenues	4,212	4,451
Change in deferred income taxes, net	1,094	(437)
Net cash provided by operating activities	13,059	15,516
Cash flows from investing activities:
Capitalized software development costs	(2,516)	(2,214)
Purchase of property and equipment	(267)	(240)
Cash paid in conjunction with acquisitions, net of acquired cash	(5,531)	(1,575)
Proceeds from maturity of marketable securities	0	400
Proceeds from sale of subsidiary's operation		67
Proceeds from short-term bank deposits	0	2,584
Change in loans to employees and other,net	0	38
Investment in short-term bank deposit	0	(859)
Net cash used in investing activities	(8,314)	(1,799)
Cash flows from financing activities:
Proceeds from exercise of options by employees	272	295
Dividend paid	(4,397)	0
Short-term credit, net	313	0
Purchase of non-controlling interest	(75)	0
Repayment of long-term loans	0	14
Net cash provided by (used in) financing activities	(3,887)	309
Effect of exchange rate changes on cash and cash equivalents	(133)	(337)
Increase in cash and cash equivalents	725	13,689
Cash and cash equivalents at the beginning of the year	37,744	28,711
Cash and cash equivalents at end of the year	38,469	42,400
Supplementary information on investing and financing activities not involving cash flows:
Deferred acquisition payment	1,795	1,375
Contingent acquisition payment	3,812	750
Supplemental disclosure of cash flow activities:
Income taxes	310	452
Interest	$ 2	$ 7